Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of contractual obligations [line items]
Outstanding on the Revolving Facility	$ 640,500	$ 874,500
2023 - 2024 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Outstanding on the Revolving Facility	641,000
No scheduled due date [member] | Rosemont [member]
Disclosure of contractual obligations [line items]
Contingent transaction costs	$ 1,000